Long-term and Short-term Debt (Committed Facilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Collateral financing arrangement	$ 1,274	$ 1,342
Committed Credit Facility Four [Member]
Debt Instrument [Line Items]
Borrowers	MetLife, Inc.
Expiration	Jun. 20, 2018
Line of Credit Facility, Maximum Borrowing Capacity	$ 425
Letters of Credit Issued	425
Collateral financing arrangement	0
Unused Commitments	$ 0
Committed Credit Facility Three [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Dec. 28, 2024
Line of Credit Facility, Maximum Borrowing Capacity	$ 400
Letters of Credit Issued	355
Collateral financing arrangement	0
Unused Commitments	$ 45
Committed Credit Facility Six [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Dec. 31, 2037
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,896
Letters of Credit Issued	2,261
Collateral financing arrangement	0
Unused Commitments	635
Committed Credit Facility Total [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	11,471
Letters of Credit Issued	6,041
Collateral financing arrangement	2,797
Unused Commitments	$ 2,633
Brighthouse Financial, INC [Member] | Committed Credit Facility Five [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of South Carolina and MetLife, Inc.
Expiration	Jun. 30, 2037
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,500
Letters of Credit Issued	0
Collateral financing arrangement	2,797
Unused Commitments	$ 703
Brighthouse Financial, INC [Member] | Committed Credit Facility Seven [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Sep. 20, 2038
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,250
Letters of Credit Issued	3,000
Collateral financing arrangement	0
Unused Commitments	$ 1,250